Expense Example - Investor A, Institutional - BlackRock Defensive Advantage International Fund	Dec. 14, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	484
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	598
Expense Example, with Redemption, 3 Years	$ 1,058